COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Commitments [Abstract]
Disclosure of commitments and payments due by period

	December 31, 2023	December 31, 2022
Purchase obligations	$209.9	$114.6
Capital expenditure obligations	158.8	347.0
Lease obligations	130.4	33.7
	$499.1	$495.3
(a)    Commitments – payments due by period

As at December 31, 2023	Total	1 yr1	2-3 yrs[2]	4-5 yrs[3]	>5 yrs[4]
Purchase obligations	$209.9	$196.8	$5.2	$2.4	$5.5
Capital expenditure obligations	158.8	115.3	23.5	20.0	—
Lease obligations	130.4	28.3	57.7	31.6	12.8
	$499.1	$340.4	$86.4	$54.0	$18.3
1.Due over the period from January 1, 2024 to December 31, 2024.
2.Due over the period from January 1, 2025 to December 31, 2026.
3.Due over the period from January 1, 2027 to December 31, 2028.
4.Due from January 1, 2029 and beyond.

Disclosure of royalty expense commitments
Production from certain mining operations is subject to third party royalties (included in cost of sales) based on various methods of calculation summarized as follows:

	December 31, 2023	December 31, 2022
Continuing operations
Essakane[1]	$44.6	$43.8
Westwood	0.2	—
Discontinued operations
Rosebel[2]	—	26.8
	$44.8	$70.6
1.Royalty based on a percentage of gold sold applied to the gold market price the day before shipment; the royalty percentage varies according to the gold market price: 3% if the gold market price is lower or equal to $1,000 per ounce, 4% if the gold market price is between $1,000 and $1,300 per ounce, 5% if the gold market price is between $1,300 and $1,500 per ounce, 6% if the gold market price is between $1,500 and $1,700 per ounce, 6.5% if the gold market price is between $1,700 and $2,000 per ounce, or 7% if the gold market price is above $2,000 per ounce.
2. 2% in-kind royalty per ounce of gold production and price participation of 6.5% on the amount exceeding a market price of $425 per ounce when applicable, using for each calendar quarter the average market price determined by the London Gold Fix P.M. In addition, 0.25% of all minerals produced at Rosebel are payable to a charitable foundation for the purpose of promoting local development of natural resources within Suriname.